UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563
                                                      --------

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            50.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           18.5
--------------------------------------------------------------------------------
Federal Home Loan Bank                                                      6.2
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                          1.4
--------------------------------------------------------------------------------
Argent Securities Trust                                                     1.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Agency                                                                     57.5%
--------------------------------------------------------------------------------
AAA                                                                        35.0
--------------------------------------------------------------------------------
Not Rated                                                                   7.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are subject to change, and based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of 3 years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING          ENDING              EXPENSES
                                   ACCOUNT            ACCOUNT             PAID DURING
                                   VALUE              VALUE               6 MONTHS ENDED
                                   (10/1/06)          (3/31/07)           MARCH 31, 2007
----------------------------------------------------------------------------------------------
Class A Actual                     $1,000.00          $1,026.50           $3.54
----------------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,021.44            3.53
----------------------------------------------------------------------------------------------
Class B Actual                      1,000.00           1,022.70            7.34
----------------------------------------------------------------------------------------------
Class B Hypothetical                1,000.00           1,017.70            7.32
----------------------------------------------------------------------------------------------
Class C Actual                      1,000.00           1,022.70            7.34
----------------------------------------------------------------------------------------------
Class C Hypothetical                1,000.00           1,017.70            7.32
----------------------------------------------------------------------------------------------
Class N Actual                      1,000.00           1,025.20            4.81
----------------------------------------------------------------------------------------------
Class N Hypothetical                1,000.00           1,020.19            4.80
----------------------------------------------------------------------------------------------
Class Y Actual                      1,000.00           1,027.70            2.28
----------------------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00           1,022.69            2.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2007 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                0.70%
--------------------------------
Class B                1.45
--------------------------------
Class C                1.45
--------------------------------
Class N                0.95
--------------------------------
Class Y                0.45

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--9.1%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                 $  4,240,000      $    4,243,733
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.38%, 4/20/08 1                                                  2,750,000           2,751,243
------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R1, Cl. A2B, 5.46%, 3/25/36 1                                                 9,000,000           9,007,835
------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                                 10,300,555          10,340,241
------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 5.48%, 3/25/36 1                                                 9,860,000           9,867,054
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                        10,070,000           9,997,670
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                               7,550,000           7,527,534
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                2,318,039           2,319,618
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                               1,950,000           1,943,888
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates,
Series 2005-6, Cl. 2A2, 5.55%, 12/25/35 1                                                13,366,485          13,384,043
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                                3,940,000           3,939,102
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                              12,626,000          12,637,315
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                                5,695,000           5,695,035
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                                2,207,249           2,208,722
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                                 2,890,000           2,890,672
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                   3,674,097           3,674,788
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,2                                                1,435,000           1,434,711
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                  3,863,594           3,840,862
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                 4,194,238           4,178,843
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                  3,399,082           3,386,663
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed Securities,
Series 2006-WMC1, Cl. A2B, 5.46%, 1/25/37 1                                               4,930,000           4,933,066
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.58%, 7/25/35 1                                               3,550,000           3,555,221
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                     3,047,000           3,059,346


                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                                              $  2,544,338      $    2,545,922
------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 5.47%, 12/25/36 1                    15,840,000          15,851,402
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 5.45%, 1/25/36 1                                                   9,860,000           9,855,466
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                                   2,131,727           2,132,546
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                    102,917             102,623
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                  5,615,370           5,605,913
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2,
5.42%, 7/25/36 1                                                                          5,630,000           5,628,851
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $168,725,774)                                                           168,539,928

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--71.7%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--62.1%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--60.7%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                      12,204,826          12,627,925
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                               659,170             639,757
5%, 8/1/33                                                                               21,017,714          20,372,364
6%, 5/1/18-10/1/29                                                                       37,318,795          37,969,941
6.50%, 4/1/18-12/1/30                                                                    18,530,079          19,047,633
7%, 8/1/16-4/1/32                                                                         4,150,387           4,303,971
7.50%, 2/1/32-4/1/36                                                                     17,468,001          18,315,219
8%, 4/1/16                                                                                2,909,217           3,068,665
8.50%, 3/1/31                                                                               539,853             580,073
9%, 8/1/22-5/1/25                                                                           771,070             827,496
9.25%, 11/1/08                                                                                  586                 586
10%, 12/25/10-8/1/21                                                                        262,338             279,321
11%, 11/1/20                                                                                199,320             224,763
11.50%, 2/1/16-11/17/20                                                                     364,320             402,399
11.75%, 1/1/16-4/1/19                                                                        65,249              71,206
12%, 6/1/15                                                                                  57,360              62,631
12.50%, 7/1/19                                                                              146,152             160,549
13%, 8/1/15                                                                                 160,433             176,999
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass
Mtg. Participation Certificates:
Series 1095, Cl. D, 6.025%, 6/15/21 1                                                        24,647              24,656
Series 2035, Cl. PC, 6.95%, 3/15/28                                                       3,641,465           3,766,450
Series 2368, Cl. TG, 6%, 10/15/16                                                           929,105             946,110
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                     8,017,419           8,213,249
Series 2435, Cl. EQ, 6%, 5/15/31                                                          7,908,000           7,964,132


                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass
Mtg. Participation Certificates: Continued
Series 2641, Cl. CE, 3.50%, 9/15/25                                                    $  4,175,385      $    4,078,119
Series 2727, Cl. UA, 3.50%, 10/15/22                                                      2,348,427           2,309,753
Series 2736, Cl. DB, 3.30%, 11/15/26                                                     18,241,548          17,703,198
Series 2777, Cl. PJ, 4%, 5/15/24                                                          2,413,455           2,381,636
Series 2934, Cl. NA, 5%, 4/15/24                                                          6,316,768           6,291,387
Series 3138, Cl. PA, 5.50%, 2/15/27                                                      24,335,141          24,429,276
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 5.762%, 3/15/24 1                                                     5,736,010           5,811,208
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                  3,231,242           3,240,554
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                       4,036,439           4,115,822
Series 2080, Cl. Z, 6.50%, 8/15/28                                                        2,619,792           2,685,471
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                       2,313,586           2,359,968
Series 2132, Cl. FN, 6.22%, 3/15/29 1                                                     4,726,400           4,803,842
Series 2195, Cl. LH, 6.50%, 10/15/29                                                      7,441,432           7,636,539
Series 2220, Cl. PD, 8%, 3/15/30                                                            901,398             948,691
Series 2281, Cl. Z, 6.50%, 2/15/31                                                       10,779,930          11,135,828
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                      16,787,403          17,334,759
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                       4,405,051           4,521,293
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                     2,773,639           2,832,035
Series 2387, Cl. PD, 6%, 4/15/30                                                            222,776             222,921
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                     2,346,047           2,407,156
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                     2,400,208           2,464,410
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                     4,349,883           4,470,865
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                     1,902,304           1,921,567
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                     2,829,809           2,856,342
Series 2530, Cl. FD, 5.82%, 2/15/32 1                                                     3,789,179           3,810,796
Series 2550, Cl. FI, 5.67%, 11/15/32 1                                                    2,722,495           2,751,064
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                     2,200,680           2,221,956
Series 2583, Cl. KA, 5.50%, 3/15/22                                                          66,775              66,681
Series 2583, Cl. PA, 5.50%, 3/15/22                                                         796,645             795,519
Series 2662, Cl. DK, 4%, 2/15/16                                                         26,415,178          26,173,646
Series 2832, Cl. PA, 4.50%, 4/15/19                                                      10,630,676          10,592,952
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                      701,077             713,553
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                 90,288              90,059
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.11%, 7/1/26 3                                                      5,220,108           1,149,112
Series 192, Cl. IO, 13.837%, 2/1/28 3                                                     1,170,209             278,027
Series 200, Cl. IO, 12.225%, 1/1/29 3                                                     1,372,248             306,160
Series 2003-118, Cl. S, 8.73%, 12/25/33 3                                                16,319,848           1,946,362
Series 2005-87, Cl. SG, 9.456%, 10/25/35 3                                               25,188,648           1,502,359
Series 205, Cl. IO, 9.146%, 9/1/29 3                                                      7,040,811           1,591,180


                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 206, Cl. IO, (8.366)%, 12/1/29 3                                                $    328,973      $       78,227
Series 2074, Cl. S, (0.522)%, 7/17/28 3                                                   1,488,128             150,321
Series 2079, Cl. S, (1.163)%, 7/17/28 3                                                   2,396,195             265,614
Series 216, Cl. IO, 12.223%, 12/1/31 3                                                    1,784,279             384,688
Series 218, Cl. IO, 15.094%, 2/1/32 3                                                     2,687,342             604,187
Series 224, Cl. IO , 7.682%, 3/1/33 3                                                     5,088,997           1,141,579
Series 243, Cl. 6, 26.368%, 12/15/32 3                                                    3,425,185             776,908
Series 2470, Cl. AS, 10.397%, 3/15/32 3                                                   2,277,008             209,178
Series 2493, Cl. S, 4.512%, 9/15/29 3                                                     1,868,234             173,411
Series 2526, Cl. SE, 1.228%, 6/15/29 3                                                    3,909,726             190,897
Series 2796, Cl. SD, 0.718%, 7/15/26 3                                                      746,681              63,411
Series 2819, Cl. S, (1.017)%, 6/15/34 3                                                  32,097,123           2,494,996
Series 2920, Cl. S, (4.163)%, 1/15/35 3                                                  17,334,811             820,973
Series 3000, Cl. SE, (3.956)%, 7/15/25 3                                                 20,871,264             810,412
Series 3110, Cl. SL, 4.408%, 2/15/26 3                                                    2,880,857             102,054
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 216, Cl. PO, 6.174%, 12/1/31 4                               4,218,153           3,329,295
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                    68,437,759          66,394,231
5%, 2/1/18-3/1/34                                                                       117,451,600         115,240,682
5%, 4/1/20 5                                                                             12,375,000          12,204,844
5.50%, 5/1/24-1/1/34                                                                     65,198,608          64,711,818
5.50%, 4/1/22 5                                                                          12,615,000          12,646,538
5.863%, 1/1/12                                                                            8,946,017           9,238,539
6%, 8/1/22-4/1/33                                                                        55,780,745          56,569,486
6%, 4/1/21 5                                                                             48,306,000          49,106,044
6.50%, 6/1/17-11/1/31                                                                    76,816,693          79,074,723
6.50%, 4/1/37 5                                                                          37,818,000          38,586,159
7%, 7/1/13-2/1/36                                                                        28,607,996          29,708,138
7%, 4/1/36 5                                                                              2,037,000           2,101,292
7.50%, 2/1/27-8/1/33                                                                     47,298,832          49,623,905
8%, 6/1/17-1/1/23                                                                             6,517               6,866
8.50%, 7/1/32                                                                               320,998             346,089
9%, 8/1/19                                                                                   23,646              25,580
9.50%, 11/1/21                                                                               17,302              18,756
10.50%, 12/1/14                                                                              77,270              82,757
11%, 11/1/15-7/20/19                                                                      1,119,032           1,240,718
11.25%, 2/15/16                                                                             186,972             209,102
11.50%, 7/15/19                                                                             205,145             226,708
12%, 1/1/16-8/1/16                                                                          369,242             404,539
12.50%, 8/1/15-12/1/15                                                                      122,672             136,030
13%, 8/15/15-8/1/26                                                                         333,833             371,802
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 9.496%, 7/25/41 3                   6,929,538             163,859
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                                   10,125,000          10,564,471


                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                    $    114,919      $      121,843
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                       101,487             109,235
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                          336,532             339,556
Trust 1992-34, Cl. G, 8%, 3/25/22                                                           142,023             143,727
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                        5,540,404           5,775,373
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                    4,140,000           4,273,939
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                  4,781,666           4,891,905
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                        1,246,888           1,247,011
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          139,386             139,059
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          111,331             111,023
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                        1,392,568           1,417,615
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                    2,541,655           2,622,229
Trust 2002-52, Cl. FD, 5.82%, 9/25/32 1                                                   2,486,309           2,498,000
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                       10,499,000          10,609,436
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                     783,294             802,473
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                  1,608,646           1,633,845
Trust 2002-74, Cl. KF, 5.67%, 3/25/17 1                                                   2,158,467           2,167,529
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                         7,242,071           7,378,321
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                 1,625,307           1,637,396
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                     3,676,000           3,614,482
Trust 2003-21, Cl. FK, 5.72%, 3/25/33 1                                                     270,892             273,545
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                        5,014,254           4,932,953
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                        6,320,214           6,208,418
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                        5,656,755           5,577,207
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       8,529,000           8,393,052
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                     9,602,542           9,509,718
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                   4,975,000           4,816,446
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                   5,304,788           5,177,017
Trust 2005-85, Cl. FA, 5.67%, 10/25/35 1                                                 10,918,513          10,924,944
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                     1,175,050           1,174,844
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                   14,399,382          14,437,340
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                  2,613,058           2,571,414
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                  2,832,073           2,764,396
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                  6,341,151           6,188,802
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                  5,359,059           5,216,047
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 1.784%, 12/18/31 3                                                 3,582,868             361,193
Trust 2001-68, Cl. SC, 1.169%, 11/25/31 3                                                 3,253,733             314,630
Trust 2001-81, Cl. S, 0.036%, 1/25/32 3                                                   2,453,060             239,008
Trust 2002-28, Cl. SA, (0.479)%, 4/25/32 3                                                1,984,422             183,089
Trust 2002-38, Cl. IO, (5.08)%, 4/25/32 3                                                 2,697,485             156,415
Trust 2002-39, Cl. SD, (3.221)%, 3/18/32 3                                                2,894,495             249,146
Trust 2002-48, Cl. S, (0.147)%, 7/25/32 3                                                 3,296,605             317,263
Trust 2002-52, Cl. SD, (3.404)%, 9/25/32 3                                                2,486,309             208,995
Trust 2002-52, Cl. SL, (0.207)%, 9/25/32 3                                                2,072,185             200,948
Trust 2002-53, Cl. SK, (2.824)%, 4/25/32 3                                                1,688,879             158,850


                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN, 0.807%, 7/25/32 3                                               $  4,477,348      $      452,623
Trust 2002-77, Cl. IS, (0.147)%, 12/18/32 3                                               3,861,066             352,465
Trust 2002-77, Cl. SH, 0.593%, 12/18/32 3                                                 2,979,226             293,191
Trust 2002-9, Cl. MS, (0.187)%, 3/25/32 3                                                 3,670,460             359,246
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 3                                                   8,855,913           1,119,969
Trust 2003-4, Cl. S, 7.067%, 2/25/33 3                                                    5,336,289             621,967
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 3                                                9,879,229             484,700
Trust 2005-63, Cl. SA, 0.989%, 10/25/31 3                                                11,783,037             626,722
Trust 2005-63, Cl. X, 49.281%, 10/25/31 3                                                   139,485               4,516
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 3                                                  13,170,770             769,750
Trust 2005-83, Cl. SL, 7.325%, 10/25/35 3                                                13,446,224             773,085
Trust 2006-119, Cl. MS, 8.302%, 12/25/36 3                                               12,929,057             773,218
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 3                                                 12,909,801           1,111,956
Trust 221, Cl. 2, 11.306%, 5/1/23 3                                                       2,504,853             592,193
Trust 240, Cl. 2, 17.779%, 9/1/23 3                                                       4,443,951           1,031,677
Trust 254, Cl. 2, 4.934%, 1/1/24 3                                                        3,032,092             722,583
Trust 294, Cl. 2, 7.654%, 2/1/28 3                                                        4,325,019           1,002,573
Trust 301, Cl. 2, 4.112%, 4/1/29 3                                                        3,680,907             836,133
Trust 321, Cl. 2, 9.811%, 4/1/32 3                                                        9,332,042           2,198,935
Trust 324, Cl. 2, 4.503%, 7/1/32 3                                                       12,956,697           3,032,724
Trust 329, Cl. 2, 8.788%, 1/1/33 3                                                        2,027,733             465,420
Trust 331, Cl. 10, 8.568%, 2/1/33 3                                                       5,447,129           1,250,093
Trust 342, Cl. 2, 8.984%, 9/1/33 3                                                        9,365,950           2,156,979
Trust 344, Cl. 2, 7.092%, 12/1/33 3                                                       8,795,432           2,018,564
Trust 346, Cl. 2, 11.829%, 12/1/33 3                                                     12,821,430           2,928,106
Trust 362, Cl. 12, 5.575%, 8/1/35 3                                                      15,054,946           3,354,261
Trust 362, Cl. 13, 5.607%, 8/1/35 3                                                       8,432,214           1,854,967
Trust 364, Cl. 15, 9.767%, 9/1/35 3                                                       5,925,957           1,349,373
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 327, Cl. 1, 7.167%, 9/1/32 4                                              1,899,518           1,492,118
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G,
Cl. 2, 11.50%, 3/1/09                                                                        61,902              64,073
                                                                                                         ---------------
                                                                                                          1,119,781,845

------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.4%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                              310,068             318,749
7%, 1/15/09-1/20/30                                                                       2,494,608           2,609,135
7.50%, 1/15/28-8/15/28                                                                      953,089             996,009
8%, 9/15/07-9/15/28                                                                         185,609             197,015
8.50%, 8/15/17-9/15/21                                                                    1,229,804           1,308,537
9.50%, 9/15/17                                                                                4,496               4,897
10.50%, 2/15/16-7/15/21                                                                     165,898             186,277
11%, 10/20/19                                                                               245,112             271,045
11.50%, 4/15/13-7/15/19                                                                      56,682              62,752
13%, 2/15/11-9/15/14                                                                          7,323               8,204


                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                                                    $ 16,111,859      $   17,417,824
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.921)%, 7/16/28 3                                               4,824,207             508,901
Series 1998-6, Cl. SA, (0.41)%, 3/16/28 3                                                 2,910,545             296,392
Series 2001-21, Cl. SB, (3.795)%, 1/16/27 3                                               5,295,902             376,886
Series 2006-47, Cl. SA, 14.663%, 8/16/36 3                                               32,578,223           1,994,181
                                                                                                         ---------------
                                                                                                             26,556,804

------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--9.6%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                         9,170,000           9,008,119
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                   297,123             296,885
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    6,138,568           6,203,790
------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                   9,050,000           9,095,250
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                  5,253,729           5,239,693
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                   2,386,455           2,388,535
------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                   3,086,465           3,113,176
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   6,670,000           6,576,583
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   5,240,000           5,203,548
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        1,263,350           1,263,360
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                  6,190,000           6,074,487
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                  5,760,000           5,765,417
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                                6,750,000           6,805,402
------------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates,
Series 2006-OPT1, Cl. 2A2, 5.46%, 12/25/35 1                                              4,930,000           4,933,596
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                 2,240,000           2,205,686
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                 7,550,000           7,474,190
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                7,830,000           7,845,895


                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                $  6,340,000      $    6,310,486
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                   7,520,000           7,577,869
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                   2,758,839           2,735,811
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      8,153,196           8,151,898
------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                   2,094,323           2,113,482
------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                    8,510,258           8,492,880
------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                      10,837,178          10,809,344
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    10,760,000          10,663,755
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                        2,115,000           2,123,699
                                                                                                         ---------------
                                                                                                            148,472,836

------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                 722,338             722,766
------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 16.035%, 1/15/32 3                                                62,405,096             656,558
Series 1999-3, Cl. IO, 9.885%, 10/15/29 3                                                51,563,283             576,606
Series 2001-3, Cl. IO, 6.168%, 5/15/31 2,3                                               24,199,514             264,682
Series 2003-1, Cl. IO, 5.972%, 11/15/32 3                                               123,708,576           1,609,919
Series 2002-3, Cl. IO, 12.577%, 8/15/32 3                                                 3,806,505              93,027
                                                                                                         ---------------
                                                                                                              3,200,792

------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                  12,328,542          12,498,059
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                  10,801,109          11,028,674
------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                                2,236,758           2,234,944
                                                                                                         ---------------
                                                                                                             25,761,677
                                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $1,323,190,369)                                                   1,324,496,720


                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--18.5%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 6                                               $ 30,815,000      $   30,007,555
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, Series 2, 5%, 2/20/09                              121,200,000         121,491,365
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                           7,986,000           7,828,380
4.75%, 3/5/12                                                                            12,370,000          12,329,575
6.625%, 9/15/09                                                                          15,130,000          15,751,646
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.625%, 1/15/08                                                                          57,000,000          56,781,975
4.75%, 12/15/10                                                                           7,590,000           7,577,325
5%, 10/15/11                                                                             48,230,000          48,567,514
6%, 5/15/11                                                                              15,970,000          16,666,995
6%, 5/15/08 7                                                                            15,060,000          15,222,753
7.25%, 1/15/10                                                                            8,280,000           8,804,710
                                                                                                         ---------------
Total U.S. Government Obligations (Cost $341,569,719)                                                       341,029,793

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 65.40% in joint repurchase agreement
(Principal Amount/Value $184,153,000, with a maturity value of
$184,234,948) with UBS Warburg LLC, 5.34%, dated 3/30/07, to be repurchased at $120,490,594 on 4/2/07, collateralized by Federal
Home Loan Mortgage Corp., 5.50%, 6/1/36, with a value of
$188,217,810 (Cost $120,437,000)                                                        120,437,000         120,437,000

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,953,922,862)                                             105.8%      1,954,503,441
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (5.8)       (107,895,857)
                                                                                       ---------------------------------
NET ASSETS                                                                                    100.0%     $1,846,607,584
                                                                                       =================================


                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $8,504,795, which represents 0.46% of the Fund's net assets. See Note 7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $56,508,593 or 3.06% of the Fund's net assets as of March 31, 2007.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,821,413 or 0.26% of the Fund's net assets as of March 31, 2007.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,527,000. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,953,922,862)--see accompanying statement of investments    $1,954,503,441
                                                                                          ---------------
Cash                                                                                           1,024,738
---------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                    7,937
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                                9,202,742
Shares of beneficial interest sold                                                             2,412,490
Other                                                                                             97,210
---------------------------------------------------------------------------------------------------------
Total assets                                                                               1,967,248,558

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                           114,680,432
Shares of beneficial interest redeemed                                                         3,875,818
Distribution and service plan fees                                                               992,627
Dividends                                                                                        570,986
Transfer and shareholder servicing agent fees                                                    277,233
Shareholder communications                                                                       178,858
Trustees' compensation                                                                            30,279
Futures margins                                                                                    1,975
Other                                                                                             32,766
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                            120,640,974

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,846,607,584
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $      185,511
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,928,774,321
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             16,483,671
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (98,061,675)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                      (774,244)
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,846,607,584
                                                                                          ===============


                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,078,343,372 and 108,279,210 shares of beneficial interest outstanding)           $ 9.96
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                            $10.32
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $217,976,256
and 21,895,265 shares of beneficial interest outstanding)                           $ 9.96
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $289,309,389
and 29,109,241 shares of beneficial interest outstanding)                           $ 9.94
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,434,361
and 5,169,795 shares of beneficial interest outstanding)                            $ 9.95
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $209,544,206 and 21,057,426 shares of beneficial interest outstanding)    $ 9.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 46,781,270
--------------------------------------------------------------------------------
Fee income                                                              177,130
--------------------------------------------------------------------------------
Portfolio lending fees                                                    8,012
                                                                   -------------
Total investment income                                              46,966,412

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,760,713
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,294,929
Class B                                                               1,163,138
Class C                                                               1,500,872
Class N                                                                 123,194
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,014,175
Class B                                                                 293,410
Class C                                                                 260,118
Class N                                                                  81,505
Class Y                                                                 118,494
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  80,964
Class B                                                                  37,645
Class C                                                                  26,445
Class N                                                                   3,263
Class Y                                                                       5
--------------------------------------------------------------------------------
Trustees' compensation                                                   23,279
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,344
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    89,030
                                                                   -------------
Total expenses                                                        9,883,273
Less reduction to custodian expenses                                       (615)
Less waivers and reimbursements of expenses                          (1,678,508)
                                                                   -------------
Net expenses                                                          8,204,150

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                38,762,262


                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                         $ 1,427,993
Closing and expiration of futures contracts                          (3,669,125)
Swap contracts                                                           22,400
                                                                    ------------
Net realized loss                                                    (2,218,732)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                           9,270,022
Futures contracts                                                      (446,268)
Swap contracts                                                          (20,693)
                                                                    ------------
Net change in unrealized depreciation                                 8,803,061

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $45,346,591
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS                YEAR
                                                                  ENDED               ENDED
                                                         MARCH 31, 2007       SEPTEMBER 30,
                                                            (UNAUDITED)                2006
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                    $   38,762,262      $   74,400,556
--------------------------------------------------------------------------------------------
Net realized loss                                            (2,218,732)        (18,546,945)
--------------------------------------------------------------------------------------------
Net change in unrealized depreciation                         8,803,061           9,314,724
                                                         -----------------------------------
Net increase in net assets resulting from operations         45,346,591          65,168,335

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (27,627,443)        (45,709,189)
Class B                                                      (5,231,764)         (9,810,331)
Class C                                                      (6,751,097)        (11,615,600)
Class N                                                      (1,234,110)         (1,868,113)
Class Y                                                      (5,049,349)         (5,395,808)
                                                         -----------------------------------
                                                            (45,893,763)        (74,399,041)
                                                         -----------------------------------

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                      19,045,133         (84,153,951)
Class B                                                     (33,678,897)        (91,495,296)
Class C                                                     (27,653,658)        (67,485,498)
Class N                                                       3,586,428          (2,503,838)
Class Y                                                      46,286,671          79,584,189
                                                         -----------------------------------
                                                              7,585,677        (166,054,394)

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase (decrease)                                     7,038,505        (175,285,100)
--------------------------------------------------------------------------------------------
Beginning of period                                       1,839,569,079       2,014,854,179
                                                         -----------------------------------
End of period (including accumulated net investment
income of $16,483,671 and $23,615,172, respectively)     $1,846,607,584      $1,839,569,079
                                                         ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                       YEAR
                                                   ENDED                                                                      ENDED
                                          MARCH 31, 2007                                                                  SEPT. 30,
CLASS A                                      (UNAUDITED)           2006           2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.96     $    10.00     $    10.17     $    10.33     $    10.35     $    10.22
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .22 1          .41 1          .31 1          .29            .22            .44
Net realized and unrealized gain (loss)              .04           (.04)          (.16)          (.17)          (.01)           .13
                                              --------------------------------------------------------------------------------------
Total from investment operations                     .26            .37            .15            .12            .21            .57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.26)          (.41)          (.32)          (.28)          (.23)          (.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     9.96     $     9.96     $    10.00     $    10.17     $    10.33     $    10.35
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  2.65%          3.78%          1.45%          1.22%          2.01%          5.72%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,078,343     $1,059,629     $1,149,202     $1,201,379     $1,369,364     $1,355,382
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,057,807     $1,110,174     $1,171,442     $1,257,178     $1,476,397     $  968,852
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               4.46%          4.12%          3.11%          2.77%          2.14%          4.27%
Total expenses                                      0.88%          0.89%          0.88%          0.88%          0.88%          0.88%
Expenses after payments and waivers and
reduction to custodian expenses                     0.70%          0.70%          0.70%          0.79%          0.88%          0.88%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39% 4         109% 4         101% 4          75% 4          82%           161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
   -----------------------------------------------------------------------------------
   Six Months Ended March 31, 2007              $  816,664,437         $   839,199,819
   Year Ended September 30, 2006                 3,361,653,474           3,577,036,177
   Year Ended September 30, 2005                 6,727,092,497           6,985,663,762
   Year Ended September 30, 2004                 9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                  YEAR
                                                     ENDED                                                                 ENDED
                                            MARCH 31, 2007                                                             SEPT. 30,
CLASS B                                        (UNAUDITED)          2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.96      $  10.00      $  10.17      $  10.32      $  10.35      $  10.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1         .33 1         .24 1         .22           .14           .37
Net realized and unrealized gain (loss)                .04          (.04)         (.17)         (.16)         (.02)          .12
                                                  -------------------------------------------------------------------------------
Total from investment operations                       .22           .29           .07           .06           .12           .49
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.22)         (.33)         (.24)         (.21)         (.15)         (.36)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.96      $   9.96      $  10.00      $  10.17      $  10.32      $  10.35
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    2.27%         3.01%         0.69%         0.56%         1.14%         4.93%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $217,976      $251,726      $344,928      $495,417      $723,564      $759,144
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $233,237      $292,613      $412,054      $586,747      $800,685      $523,711
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.71%         3.35%         2.34%         1.99%         1.39%         3.50%
Total expenses                                        1.71%         1.72%         1.69%         1.66%         1.62%         1.63%
Expenses after payments and waivers and
reduction to custodian expenses                       1.45%         1.45%         1.45%         1.55%         1.62%         1.63%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39% 4        109% 4        101% 4         75% 4         82%          161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
   -----------------------------------------------------------------------------------
   Six Months Ended March 31, 2007              $  816,664,437         $   839,199,819
   Year Ended September 30, 2006                 3,361,653,474           3,577,036,177
   Year Ended September 30, 2005                 6,727,092,497           6,985,663,762
   Year Ended September 30, 2004                 9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2007                                                            SEPT. 30,
CLASS C                                        (UNAUDITED)          2006          2005          2004          2003         2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.94      $   9.98      $  10.15      $  10.30      $  10.33     $  10.20
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1         .33 1         .24 1         .22           .15          .36
Net realized and unrealized gain (loss)                .04          (.04)         (.17)         (.16)         (.03)         .13
                                                  ------------------------------------------------------------------------------
Total from investment operations                       .22           .29           .07           .06           .12          .49
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.22)         (.33)         (.24)         (.21)         (.15)        (.36)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.94      $   9.94      $   9.98      $  10.15      $  10.30     $  10.33
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    2.27%         3.01%         0.69%         0.58%         1.21%        4.95%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $289,310      $317,063      $386,310      $484,575      $685,735     $656,959
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $301,091      $345,520      $432,392      $565,671      $733,037     $407,864
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.71%         3.36%         2.35%         2.03%         1.45%        3.43%
Total expenses                                        1.62%         1.62%         1.60%         1.58%         1.56%        1.62%
Expenses after payments and waivers and
reduction to custodian expenses                       1.45%         1.45%         1.45%         1.52%         1.56%        1.62%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39% 4        109% 4        101% 4         75% 4         82%         161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
   -----------------------------------------------------------------------------------
   Six Months Ended March 31, 2007              $  816,664,437         $   839,199,819
   Year Ended September 30, 2006                 3,361,653,474           3,577,036,177
   Year Ended September 30, 2005                 6,727,092,497           6,985,663,762
   Year Ended September 30, 2004                 9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                              YEAR
                                                      ENDED                                                             ENDED
                                             MARCH 31, 2007                                                         SEPT. 30,
CLASS N                                         (UNAUDITED)         2006         2005         2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  9.95      $  9.99      $ 10.16      $ 10.32      $ 10.35       $ 10.21
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .21 1        .38 1        .29 1        .25          .19           .37
Net realized and unrealized gain (loss)                 .04         (.04)        (.17)        (.16)        (.03)          .19
                                                    --------------------------------------------------------------------------
Total from investment operations                        .25          .34          .12          .09          .16           .56
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.25)        (.38)        (.29)        (.25)        (.19)         (.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  9.95      $  9.95      $  9.99      $ 10.16      $ 10.32       $ 10.35
                                                    ==========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.52%        3.52%        1.20%        0.91%        1.58%         5.60%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $51,435      $47,868      $50,592      $47,472      $43,645       $24,101
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $49,548      $48,350      $50,758      $44,515      $35,965       $ 8,750
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.21%        3.86%        2.86%        2.48%        1.75%         3.62%
Total expenses                                         1.27%        1.27%        1.29%        1.26%        1.20%         1.11%
Expenses after payments and waivers and
reduction to custodian expenses                        0.95%        0.95%        0.95%        1.08%        1.20%         1.11%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39% 4       109% 4       101% 4        75% 4        82%          161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
   -----------------------------------------------------------------------------------
   Six Months Ended March 31, 2007              $  816,664,437         $   839,199,819
   Year Ended September 30, 2006                 3,361,653,474           3,577,036,177
   Year Ended September 30, 2005                 6,727,092,497           6,985,663,762
   Year Ended September 30, 2004                 9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2007                                                            SEPT. 30,
CLASS Y                                        (UNAUDITED)          2006          2005          2004          2003         2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.95      $  10.00      $  10.17      $  10.32      $  10.34     $  10.21
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .23 1         .44 1         .34 1         .32           .26          .47
Net realized and unrealized gain (loss)                .04          (.06)         (.17)         (.15)         (.01)         .14
                                                  ------------------------------------------------------------------------------
Total from investment operations                       .27           .38           .17           .17           .25          .61
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.27)         (.43)         (.34)         (.32)         (.27)        (.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.95      $   9.95      $  10.00      $  10.17      $  10.32     $  10.34
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    2.77%         3.93%         1.69%         1.68%         2.41%        6.13%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $209,544      $163,283      $ 83,822      $258,937      $241,856     $141,508
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $184,504      $121,899      $ 84,227      $248,689      $201,564     $ 86,883
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.71%         4.43%         3.35%         3.13%         2.53%        4.54%
Total expenses                                        0.56%         0.59%         0.57%         0.42%         0.44%        0.49%
Expenses after payments and waivers and
reduction to custodian expenses                       0.45%         0.44%         0.45%         0.42%         0.44%        0.49%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 39% 4        109% 4        101% 4         75% 4         82%         161%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
   -----------------------------------------------------------------------------------
   Six Months Ended March 31, 2007              $  816,664,437         $   839,199,819
   Year Ended September 30, 2006                 3,361,653,474           3,577,036,177
   Year Ended September 30, 2005                 6,727,092,497           6,985,663,762
   Year Ended September 30, 2004                 9,662,274,960          10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's


                  36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $114,680,432 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the


                  37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $98,890,803 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                  38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

As of September 30, 2006, the Fund had available for federal income tax purposes post-October losses of $23,947,523, straddle losses of $18,628 and unused capital loss carryforwards as follows:

                        EXPIRING
                        -----------------------------
                        2011              $16,833,987
                        2013               37,778,579
                        2014               18,093,354
                                          -----------
                        Total             $72,705,920
                                          ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED MARCH 31, 2007       YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                              15,531,027     $ 154,649,862        33,124,392     $ 329,037,847
Dividends and/or
distributions reinvested           2,417,245        24,061,020         3,925,132        38,977,275
Redeemed                         (16,037,136)     (159,665,749)      (45,556,976)     (452,169,073)
                                -------------------------------------------------------------------
Net increase (decrease)            1,911,136     $  19,045,133        (8,507,452)    $ (84,153,951)
                                ===================================================================
---------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,246,138     $  12,397,955         3,960,483     $  39,344,791
Dividends and/or
distributions reinvested             464,559         4,622,088           850,631         8,447,005
Redeemed                          (5,092,222)      (50,698,940)      (14,025,634)     (139,287,092)
                                -------------------------------------------------------------------
Net decrease                      (3,381,525)    $ (33,678,897)       (9,214,520)    $ (91,495,296)
                                ===================================================================
---------------------------------------------------------------------------------------------------
CLASS C
Sold                               2,205,379     $  21,913,271         5,604,078     $  55,538,235
Dividends and/or
distributions reinvested             569,749         5,659,500           953,864         9,453,018
Redeemed                          (5,557,967)      (55,226,429)      (13,360,074)     (132,476,751)
                                -------------------------------------------------------------------
Net decrease                      (2,782,839)    $ (27,653,658)       (6,802,132)    $ (67,485,498)
                                ===================================================================


                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                               SIX MONTHS ENDED MARCH 31, 2007       YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS N
Sold                                 957,475     $   9,527,808         1,672,193     $  16,589,167
Dividends and/or
distributions reinvested             109,428         1,088,075           166,846         1,655,135
Redeemed                            (706,928)       (7,029,455)       (2,091,346)      (20,748,140)
                                -------------------------------------------------------------------
Net increase (decrease)              359,975     $   3,586,428          (252,307)    $  (2,503,838)
                                ===================================================================
---------------------------------------------------------------------------------------------------
CLASS Y
Sold                               4,808,104     $  47,825,103         8,771,418     $  87,052,881
Dividends and/or
distributions reinvested             505,643         5,027,840           544,310         5,395,808
Redeemed                            (659,796)       (6,566,272)       (1,297,451)      (12,864,500)
                                -------------------------------------------------------------------
Net increase                       4,653,951     $  46,286,671         8,018,277     $  79,584,189
                                ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                                             PURCHASES              SALES
------------------------------------------------------------------------------------------
Investment securities                                     $389,271,333        $252,999,660
U.S. government and government agency obligations          195,609,742         331,559,724
To Be Announced (TBA) mortgage-related securities          816,664,437         839,199,819

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

               FEE SCHEDULE
               ----------------------------------------
               Up to $100 million                0.500%
               Next $150 million                 0.450
               Next $250 million                 0.425
               Over $500 million                 0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $1,825,174 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the


                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class C and Class N shares were $16,203,890 and $1,524,370, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                             CLASS A            CLASS B           CLASS C           CLASS N
                           CLASS A        CONTINGENT         CONTINGENT        CONTINGENT        CONTINGENT
                         FRONT-END          DEFERRED           DEFERRED          DEFERRED          DEFERRED
                     SALES CHARGES     SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS             RETAINED BY       RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY
ENDED                  DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
March 31, 2007            $153,173            $5,585           $142,084           $16,776            $2,812
------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the "Expenses after payments and waivers and reduction to custodian expenses" for all classes of shares so that "Expenses after payments and waivers and reduction to custodian expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2007, the Manager reimbursed the Fund $947,315, $304,288, $251,580,
$78,584 and $96,741 for Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the


                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                    EXPIRATION       NUMBER OF       VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                     DATES       CONTRACTS        MARCH 31, 2007       DEPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 2 yr.              6/29/07           1,007          $206,324,859         $  142,115
U.S. Treasury Nts., 30 yr.             6/20/07             864            96,120,000            447,667
                                                                                             ----------
                                                                                                589,782
                                                                                             ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.              6/29/07             827            87,494,016            374,602
U.S. Treasury Nts., 10 yr.             6/20/07           1,936           209,330,000            398,376
                                                                                             ----------
                                                                                                772,978
                                                                                             ----------
                                                                                             $1,362,760
                                                                                             ==========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

SWAP                                 NOTIONAL                PAID BY            RECEIVED BY       TERMINATION
COUNTERPARTY                           AMOUNT               THE FUND               THE FUND              DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                           If positive, the
                                                                          absolute value of
                                                    If negative, the        Lehman Brothers
                                                   absolute value of       U.S. CMBS Index:
                                                     Lehman Brothers          Aggregate AAA
Goldman Sachs                                       U.S. CMBS Index:                plus 15
Capital Markets                   $17,770,000         Aggregate AAA.          basis points.            9/1/07          $7,937

Abbreviation is as follows:

CMBS    Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting


                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENTS Continued

for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                  48 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core-Plus investment team and analysts. Mr. Manioudakis has been a portfolio manager of the Fund since April 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load short U.S. government funds. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median. However its one-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short U.S. government funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily cap expenses at 0.70% of the average daily net assets of Class A shares, 1.45% of the average daily net assets of Class B and C shares, 0.95% of the average daily net assets of Class N shares, and 0.45% of the average daily net assets of Class Y shares. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                  49 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board considered the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  50 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

        The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007